Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

March 31, 2021

XCB-QTLY-0521
1.9884861.103

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 77.6%
	Principal Amount	Value
Alabama - 0.6%
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 4/19/21 (a)	$300,000	$301,731
Series 2017 A, 4%, tender 7/1/22 (a)	225,000	234,280

TOTAL ALABAMA		536,011

Arizona - 1.3%
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(b)	100,000	113,534
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/21 (FSA Insured)	150,000	151,733
Maricopa County Indl. Dev. Auth. Series 2019 A, 5% 9/1/21	195,000	198,663
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 0.43%, tender 10/18/22 (a)(c)	190,000	189,690
Series 2016 A:
5% 1/1/22	100,000	103,527
5% 1/1/23	100,000	108,218
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (b)	150,000	158,537
Series 2017 A, 5% 7/1/21 (b)	100,000	101,106
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/21	100,000	101,170

TOTAL ARIZONA		1,226,178

California - 5.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2011 N, 5% 5/1/21	100,000	100,357
California Gen. Oblig. Series 2015, 5% 8/1/21	100,000	101,585
California Health Facilities Fing. Auth. Rev.:
Series 2011 D, 5% 8/15/21 (Escrowed to Maturity)	100,000	101,765
Series 2011, 5% 8/15/21	100,000	101,776
Series 2013 A, 5% 7/1/22	180,000	190,778
Series 2015, 5% 11/15/22	150,000	161,778
Series 2016 A:
4% 3/1/23	115,000	123,079
5% 8/15/21	140,000	142,393
5% 8/15/21	150,000	152,664
Series B, 4% 8/15/21	100,000	101,411
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 C, 1 month U.S. LIBOR + 0.380% 0.455%, tender 4/1/21 (a)(c)	345,000	344,982
Series 2018 D, 1 month U.S. LIBOR + 0.380% 0.456%, tender 4/7/21 (a)(c)	100,000	99,995
California State Univ. Rev. Series 2011 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	115,000	118,216
California Statewide Cmntys. Dev. Auth. Rev. Series 2018 A, 5% 3/1/23	110,000	119,816
Los Angeles Dept. Arpt. Rev.:
Series 2015 C, 5% 5/15/21 (Escrowed to Maturity)	200,000	201,086
Series 2015, 5% 5/15/23 (b)	100,000	109,840
Series 2016 B, 5% 5/15/22 (b)	100,000	105,232
Series 2019 E, 4% 5/15/23	125,000	135,059
Series A:
5% 5/15/21 (b)	240,000	241,262
5% 5/15/23 (b)	140,000	153,620
Series B, 5% 5/15/21	125,000	125,679
Series E, 4% 5/15/21	100,000	100,433
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A:
4.5% 7/1/21	150,000	151,580
5% 7/1/21	100,000	101,172
Series 2011, 5% 7/1/22	125,000	126,456
Los Angeles Unified School District Series 2016 A, 4% 7/1/21	100,000	100,929
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	110,264
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (b)	175,000	175,559
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2013 B:
5% 7/1/21 (b)	100,000	101,131
5% 7/1/22 (b)	150,000	158,730
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21 (Escrowed to Maturity)	225,000	225,859
Series 2011 F, 5% 5/1/23 (Pre-Refunded to 5/1/21 @ 100) (b)	100,000	100,346
Series 2016 D, 5% 5/1/24	100,000	114,287
Series 2018 A, 5% 5/1/21 (Escrowed to Maturity) (b)	175,000	175,592
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (b)	100,000	108,984
Series 2017 A, 5% 3/1/23 (b)	100,000	108,984

TOTAL CALIFORNIA		4,992,679

Colorado - 1.1%
Colorado Health Facilities Auth. Series 2019 A:
5% 1/1/22	320,000	331,359
5% 1/1/23	165,000	178,650
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	100,000	114,313
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 4% 11/15/21	100,000	102,313
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/22	215,000	231,228
Series 2020 B1:
5% 11/15/21 (b)	55,000	56,573
5% 11/15/22 (b)	55,000	59,105

TOTAL COLORADO		1,073,541

Connecticut - 4.3%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	175,000	176,322
Series 2012 E, 5% 9/15/22	210,000	224,595
Series 2015 B, 5% 6/15/21	200,000	201,889
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 0.95% 6/15/21 (a)(c)	100,000	100,109
Series 2016 A, 5% 3/15/24	200,000	227,251
Series 2019 A, 5% 4/15/21	150,000	150,202
Series 2020 A, 5% 1/15/23	145,000	157,318
Series B, 5% 5/15/23	400,000	402,142
Series D, 4% 11/1/21	200,000	204,414
Series E:
5% 9/1/22	175,000	186,835
5% 9/15/22	200,000	213,900
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	100,000	101,547
Series 2014 A, 1.1%, tender 2/7/23 (a)	300,000	304,620
Series 2017 C2, 5%, tender 2/1/23 (a)	275,000	298,786
Series D, 5% 7/1/21	100,000	101,155
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (b)	100,000	111,016
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	124,556
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/24	150,000	162,323
5% 1/1/24	100,000	108,215
Series 2016 A, 5% 9/1/21	220,000	224,379
Series A, 5% 5/1/23	325,000	356,787

TOTAL CONNECTICUT		4,138,361

District Of Columbia - 0.9%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/21 (b)	205,000	209,693
5% 10/1/22 (b)	20,000	20,454
Series 2017 A:
5% 10/1/22 (b)	355,000	379,492
5% 10/1/24 (b)	100,000	115,231
Series 2019 A:
5% 10/1/21 (b)	10,000	10,229
5% 10/1/22 (b)	5,000	5,345
Series 2020 A, 5% 10/1/22 (b)	85,000	90,864

TOTAL DISTRICT OF COLUMBIA		831,308

Florida - 4.7%
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	240,000	245,590
Series 2012 Q1, 5% 10/1/21	195,000	199,542
series 2012 Q1, 5% 10/1/22	125,000	133,779
Series 2017, 5% 10/1/23 (b)	125,000	138,807
Series 2019 A, 5% 10/1/21 (b)	100,000	102,239
Series 2019 B, 5% 10/1/23 (b)	100,000	111,046
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/21	115,000	116,354
Series 2012 A, 5% 7/1/21	125,000	126,472
Series 2016, 5% 7/1/21	130,000	131,531
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	104,618
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	191,139
Florida Muni. Pwr. Agcy. Rev.:
Series 2011 B, 5% 10/1/22	100,000	102,269
Series 2015 B, 5% 10/1/22	200,000	213,923
Series 2016 A, 5% 10/1/21	150,000	153,464
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2011 B, 4% 10/1/22 (b)	150,000	152,761
Series 2019 A, 5% 10/1/22 (b)	105,000	112,440
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/21 (FSA Insured)	200,000	204,599
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2013 A:
5% 10/1/21	100,000	102,354
5% 10/1/22	115,000	123,167
Series 2013 D, 5% 10/1/21	200,000	204,709
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/21	165,000	165,000
5% 4/1/22	100,000	104,607
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	215,000	237,225
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(b)	150,000	151,182
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/21	355,000	364,802
Series 2015 A, 5% 5/1/21	100,000	100,349
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/24 (FSA Insured)	225,000	237,872
Palm Beach County School Board Ctfs. of Prtn. Series 2012 C, 5% 8/1/23	115,000	122,202
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	100,000	101,555

TOTAL FLORIDA		4,555,597

Georgia - 3.8%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/24 (b)	100,000	114,172
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2013, 1.55%, tender 8/19/22 (a)	100,000	101,627
Cobb County Kennestone Hosp. Auth. Rev. Series 2012, 4% 4/1/22	100,000	103,620
Georgia Gen. Oblig.:
Series 2016 F, 5% 7/1/21	110,000	111,292
Series 2017 C, 5% 7/1/21	170,000	171,997
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A, 5% 1/1/23	450,000	485,832
Series 2020 A:
5% 1/1/22	100,000	103,458
5% 1/1/23	100,000	107,963
5% 1/1/24	145,000	162,605
Series GG, 5% 1/1/23	190,000	205,337
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	110,000	119,552
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 0.62%, tender 12/1/23 (a)(c)	930,000	931,959
Series 2019 B, 4%, tender 12/2/24 (a)	265,000	294,928
Seroes 2018 B, 1 month U.S. LIBOR + 0.750% 0.823%, tender 9/1/23 (a)(c)	450,000	452,421
Series 2018 A, 4% 3/1/23	200,000	214,171

TOTAL GEORGIA		3,680,934

Hawaii - 0.1%
Hawaii Gen. Oblig. Series EP, 5% 8/1/21	100,000	101,565
Illinois - 6.4%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	372,709
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 5% 1/1/22 (Escrowed to Maturity) (b)	120,000	124,168
Series 2013 B, 5% 1/1/22 (Escrowed to Maturity)	100,000	103,588
Series 2013 D, 5% 1/1/22 (Escrowed to Maturity)	215,000	222,713
Series 2016 C:
5% 1/1/22	145,000	150,103
5% 1/1/23	175,000	189,350
Series 2016 D, 5% 1/1/22	100,000	103,519
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/21	150,000	154,414
Series 2014 A, 5% 11/15/21	100,000	102,942
Series 2016 A, 5% 11/15/21	100,000	102,942
Illinois Fin. Auth. Rev.:
Series 2012 C, 5% 8/15/21	145,000	147,463
Series 2014 A, 5% 10/1/21	100,000	102,349
Series 2015 A:
5% 11/15/21	200,000	205,722
5% 11/15/22	145,000	155,822
5% 11/15/23	150,000	167,144
Series 2016 A, 5% 10/1/22	200,000	213,488
Series 2016 C, 5% 2/15/24	105,000	118,647
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/22 (FSA Insured)	100,000	105,762
Series 2020, 4.875% 5/1/21	165,000	165,523
Series 2021 A, 5% 3/1/23	70,000	75,578
Series 2021 B, 5% 3/1/22	65,000	67,562
Illinois Reg'l. Trans. Auth.:
Series 1999, 5.75% 6/1/21 (FSA Insured)	120,000	121,023
Series 2016 A, 5% 6/1/21	200,000	201,473
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A, 5% 12/1/22	275,000	296,567
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/22 (FSA Insured)	250,000	248,819
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.375% 6/1/21	595,000	599,645
Series 2017:
5% 6/1/22	365,000	384,142
5% 6/1/23	370,000	405,276
5% 6/1/24	405,000	458,781
Univ. of Illinois Rev. Series 1991, 0% 4/1/21	310,000	310,000

TOTAL ILLINOIS		6,177,234

Indiana - 1.0%
Indiana Fin. Auth. Hosp. Rev.:
Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)	145,000	146,605
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 0.33%, tender 4/1/21 (a)(c)	100,000	100,000
SIFMA Municipal Swap Index + 0.280% 0.33%, tender 4/1/21 (a)(c)	100,000	100,002
Series 2015 B, 1.65%, tender 7/2/22 (a)	50,000	50,554
Series 2016 A, 5% 12/1/21	125,000	128,962
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (b)	205,000	221,174
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2016 A, 5%, tender 3/1/23 (a)(b)	200,000	216,927

TOTAL INDIANA		964,224

Kentucky - 2.5%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	101,105
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	752,210
Series 2017, 5% 4/1/24	85,000	96,115
Series 2018:
5% 5/1/22	375,000	393,977
5% 5/1/23	65,000	71,101
Series C, 5% 11/1/21	155,000	159,207
Kentucky, Inc. Pub. Energy:
Series 2018 B, 4% 7/1/21	100,000	100,866
Series A, 4% 6/1/22	325,000	338,495
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	149,550
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	250,439

TOTAL KENTUCKY		2,413,065

Louisiana - 0.3%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/22 (FSA Insured)	100,000	105,573
Louisiana Gen. Oblig. Series 2015 A, 5% 5/1/21	100,000	100,353
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	100,000	101,984

TOTAL LOUISIANA		307,910

Maryland - 0.1%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2012 A, 3.25% 7/1/22	100,000	103,531
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2004 B, 5.25% 7/1/21	100,000	101,230
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 0.55%, tender 1/26/23 (a)(c)	200,000	200,289
Series 2017 S:
5% 7/1/21	100,000	101,143
5% 7/1/22	100,000	105,884
Series 2018 A, 5% 9/1/21	105,000	107,064
Series 2020 A, 5% 10/1/22	190,000	203,463
Series Q, 5% 7/1/22	105,000	111,179
Series U, 5% 7/1/21	140,000	141,621
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	100,217
Massachusetts Gen. Oblig. Series 2004, 5.25% 8/1/21	360,000	365,995

TOTAL MASSACHUSETTS		1,538,085

Michigan - 2.5%
Michigan Fin. Auth. Rev.:
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 0.53%, tender 4/1/21 (a)(c)	200,000	200,161
Series 2019 B, 3.5%, tender 11/15/22 (a)	70,000	73,261
Series 2012, 5% 11/1/22	100,000	107,366
Series 2015 A, 5% 8/1/22	125,000	132,746
Series 2015 MI, 5% 12/1/21	580,000	598,384
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	100,000	109,085
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	180,000
Series 2012 A, 5% 6/1/22	100,000	105,369
Milan Area Schools Series 2019, 5% 5/1/21	170,000	170,569
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
3% 9/1/22	125,000	129,640
5% 9/1/21	500,000	509,495
Wayne County Arpt. Auth. Rev. Sseries 2012 A, 5% 12/1/21	100,000	103,136

TOTAL MICHIGAN		2,419,212

Minnesota - 0.5%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. Series 2017 A, 5% 11/15/21	100,000	102,892
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	200,000	205,123
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	223,975

TOTAL MINNESOTA		531,990

Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	325,000	328,715
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/23	100,000	108,273
Nebraska - 0.3%
Central Plains Energy Proj. Gas Supply Series 2019, 4% 8/1/21	100,000	101,221
Nebraska Pub. Pwr. District Rev. Series 2015 A2, 5% 1/1/24	145,000	149,853

TOTAL NEBRASKA		251,074

Nevada - 1.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/21 (b)	150,000	151,696
Series 2013 A, 5% 7/1/21 (b)	125,000	126,407
Series 2017 C, 5% 7/1/21 (b)	200,000	202,252
Series 2018 A, 5% 7/1/21	265,000	268,029
Clark County School District Series 2016 F, 5% 6/15/21	385,000	388,544
Washoe County Gas Facilities Rev. Bonds Series 2016 F, 2.05%, tender 4/15/22 (a)(b)	100,000	101,587

TOTAL NEVADA		1,238,515

New Jersey - 8.0%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	213,033
(New Jersey Transit Corp. Projs.) Series 2017 B, 5% 11/1/21	600,000	616,285
Series 2012 II, 5% 3/1/22	400,000	417,137
Series 2013 NN 5% 3/1/22	100,000	104,284
Series 2015 XX:
4% 6/15/22	285,000	297,633
5% 6/15/21	100,000	100,922
Series 2019, 5.25% 9/1/24 (d)	200,000	229,337
Series UU, 5% 6/15/21	200,000	201,845
New Jersey Gen. Oblig.:
Series 2014, 5% 6/1/21	100,000	100,727
Series 2020 A, 5% 6/1/24	140,000	159,581
Series O, 5.25% 8/1/22	115,000	122,411
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	130,000	131,508
Series 2016 A:
5% 7/1/21	130,000	131,438
5% 7/1/22	100,000	105,691
5% 7/1/23	100,000	110,467
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (b)	195,000	209,827
Series 2015 1A:
5% 12/1/21 (b)	600,000	618,384
5% 12/1/22 (b)	100,000	107,604
Series 2016 1A:
5% 12/1/22 (b)	100,000	107,604
5% 12/1/23 (b)	100,000	111,748
Series 2017 1A, 5% 12/1/24 (b)	250,000	287,967
Series 2019 A, 5% 12/1/22	15,000	16,167
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (b)	100,000	104,910
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	100,000	100,733
5% 6/1/23	300,000	329,462
5% 6/1/24	255,000	290,222
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	103,640
Series 2006 A:
5.25% 12/15/22	160,000	173,404
5.5% 12/15/21	100,000	103,640
Series 2011 B, 5% 6/15/21	150,000	151,384
Series 2016 A:
5% 6/15/21	100,000	100,940
5% 6/15/22	100,000	105,624
Series 2018 A:
5% 6/15/21	255,000	257,398
5% 6/15/22	210,000	221,810
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	570,000	581,087
Passaic Valley Swr. Series H, 5% 12/1/21 (FSA Insured)	215,000	221,583
Rutgers State Univ. Rev.:
Series 2013 J, 5% 5/1/22	100,000	105,105
Series M, 5% 5/1/22	150,000	157,658
Union County Gen. Oblig. Series 2020, 0.5% 3/1/22	100,000	100,344

TOTAL NEW JERSEY		7,710,544

New Mexico - 0.2%
New Mexico Severance Tax Rev. Series 2015 A, 5% 7/1/21	155,000	156,810
New York - 5.6%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 4% 7/1/21	125,000	126,173
Series 2018 A, 5% 7/1/21	145,000	146,693
Monroe County Indl. Dev. Corp. Series 2015 A, 5% 7/1/21	150,000	151,740
New York City Gen. Oblig.:
Series 2014 E, 5% 8/1/21	150,000	152,362
Series 2016 A, 5% 8/1/22	110,000	116,999
Series 2016, 5% 8/1/22	100,000	106,362
Series A, 5% 8/1/21	205,000	208,228
Series A4, 5% 8/1/21	775,000	787,205
Series F, 5% 8/1/21	200,000	203,150
Series G, 5% 8/1/21	125,000	126,968
Series I, 5% 8/1/21	155,000	157,441
Series I1, 5% 3/1/22	100,000	104,387
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2011 HH, 5% 6/15/26	100,000	100,956
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
5% 2/1/22	100,000	100,353
5% 2/1/23	145,000	145,508
Series 2012 D1, 5% 11/1/22	200,000	205,558
Series 2017 C, 5% 11/1/21	245,000	251,866
Series 2018, 5% 5/1/21	170,000	170,601
New York Dorm. Auth. Rev.:
Series 1:
4% 7/1/21	100,000	100,929
5% 7/1/21	325,000	328,794
Series 2011 A, 5% 10/1/22	100,000	100,351
Series 2012 A, 5% 10/1/21	150,000	153,599
Series 2019 A, 5% 5/1/21	305,000	306,031
New York Local Govt. Assistance Corp. Series 2018 A, 5% 4/1/21	160,000	160,000
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/21	140,000	143,909
Series 2016 D, 5% 11/15/21	275,000	282,678
New York State Dorm. Auth. Series 2017 A, 5% 2/15/23	125,000	136,189
Syracuse Gen. Oblig. Series 2017 A, 5% 5/1/22 (FSA Insured)	120,000	126,139
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 E, 5.5% 11/15/21	120,000	123,912
Series 2012 B, 4% 11/15/21	125,000	127,977

TOTAL NEW YORK		5,453,058

New York And New Jersey - 2.6%
Port Auth. of New York & New Jersey:
Series 175, 5% 12/1/21	535,000	552,139
Series 177:
5% 7/15/21 (b)	190,000	192,515
5% 7/15/23 (b)	235,000	254,114
Series 178, 5% 12/1/23 (b)	135,000	151,432
Series 185, 5% 9/1/21 (b)	260,000	265,024
Series 186:
5% 10/15/21 (b)	170,000	174,275
5% 10/15/23 (b)	100,000	111,633
Series 189, 5% 5/1/21	225,000	225,794
Series 195, 5% 10/1/21 (b)	160,000	163,727
Series 2012 172, 5% 10/1/23 (b)	100,000	104,565
Series 2017 205, 5% 11/15/21	125,000	128,733
Series 209, 5% 7/15/21	160,000	162,172

TOTAL NEW YORK AND NEW JERSEY		2,486,123

North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/21	200,000	202,335
Ohio - 1.5%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	155,000	162,734
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 0.48%, tender 4/1/21 (a)(c)	100,000	100,015
Hamilton County HealthCare Facilities Rev. Series 2012, 5% 6/1/21	150,000	151,057
Miami Univ.:
Series 2012, 5% 9/1/21	100,000	101,961
Series 2017, 5% 9/1/21	300,000	305,884
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/21	100,000	100,956
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	100,000	107,860
Series 2012 A, 5% 1/1/23	150,000	155,302
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	251,053

TOTAL OHIO		1,436,822

Oklahoma - 0.3%
Grand River Dam Auth. Rev. Series 2016 A, 5% 6/1/22	175,000	184,669
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/22	100,000	106,167

TOTAL OKLAHOMA		290,836

Oregon - 1.0%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(b)	155,000	161,366
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	125,000	130,740
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	150,000	158,054
Port of Portland Arpt. Rev.:
Series 25 B, 5% 7/1/21 (b)	150,000	151,649
Series 26 C, 5% 7/1/24 (b)	300,000	341,684

TOTAL OREGON		943,493

Pennsylvania - 5.1%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	100,000	110,781
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,103,770
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	110,240
Delaware County Auth. Univ. Rev.:
Series 2012, 5% 8/1/21	100,000	101,525
Series 2014, 5% 8/1/21	100,000	101,525
Geisinger Auth. Health Sys. Rev. Series 2020 A, 5% 4/1/22	85,000	88,985
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,601
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A, 4% 11/15/21	175,000	179,136
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2016, 5% 3/15/22	100,000	104,585
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004 A, 2.15% 11/1/21 (a)	100,000	101,068
Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 0.7%, tender 8/2/21 (a)(b)	140,000	140,127
Pennsylvania Gen. Oblig.:
Series 2 2013, 5% 10/15/21	100,000	102,536
Series 2011, 5% 11/15/21	100,000	102,936
Series 2016, 5% 9/15/21	100,000	102,136
Pennsylvania Higher Edl. Facilities Auth. Rev.:
First Series 2012, 5% 4/1/21	125,000	125,000
Series 2012 A, 5% 8/15/22	100,000	106,578
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1, SIFMA Municipal Swap Index + 0.430% 0.48% 12/1/21 (a)(c)	200,000	200,042
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 0.55% 12/1/21 (a)(c)	130,000	130,019
Philadelphia Arpt. Rev.:
Series 2011 A:
5% 6/15/21 (b)	100,000	100,891
5% 6/15/22 (b)	100,000	100,885
Series 2017 B:
5% 7/1/21 (b)	100,000	101,094
5% 7/1/22	200,000	211,640
Series 2020 C, 5% 7/1/21 (b)	100,000	101,094
Philadelphia Auth. For Indl. Dev. Series 2016 1:
5% 4/1/21	405,000	405,000
5% 4/1/22	100,000	104,760
Philadelphia Gas Works Rev.:
Series 15, 5% 8/1/21	150,000	152,298
Series 2015 13, 5% 8/1/24	100,000	114,134
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2013 A, 5% 9/1/21 (FSA Insured)	230,000	234,358
Southcentral Pennsylvania Gen. Auth. Rev. Series 2014 A, 4% 6/1/21	100,000	100,597
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	215,000	216,631

TOTAL PENNSYLVANIA		4,984,972

Rhode Island - 0.8%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	122,689
Series 2015:
5% 11/1/21	440,000	451,917
5% 11/1/22	210,000	225,469

TOTAL RHODE ISLAND		800,075

South Carolina - 1.4%
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	170,000	178,564
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	545,000	594,918
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 C, 5% 12/1/22	100,000	107,756
Series A:
5% 12/1/21	200,000	206,205
5% 12/1/21	270,000	278,376

TOTAL SOUTH CAROLINA		1,365,819

Tennessee - 1.9%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/22 (b)	1,000,000	1,057,685
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	715,000	819,649

TOTAL TENNESSEE		1,877,334

Texas - 4.8%
Austin Arpt. Sys. Rev. Series 2019, 5% 11/15/21 (b)	100,000	102,836
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 B, 5% 11/1/22 (b)	100,000	107,218
Series 2014 D, 5% 11/1/21 (b)	100,000	102,656
Series 2014 E, 5% 11/1/21	125,000	128,429
Series 2020 B, 5% 11/1/21	100,000	102,744
Dallas Gen. Oblig. Series 2014, 5% 2/15/22	140,000	145,828
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 5% 11/15/21 (Escrowed to Maturity)	235,000	241,974
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/24 (a)	205,000	237,493
Series 2019 C, SIFMA Municipal Swap Index + 0.420% 0.47%, tender 12/1/22 (a)(c)	215,000	214,326
Series 2013 A, 5% 12/1/22	100,000	107,981
Series 2015-1, 5% 10/1/21	455,000	465,689
Harris County Gen. Oblig. Series 2012 C, 5% 8/15/24	100,000	106,288
Houston Arpt. Sys. Rev. Series 2012 A, 5% 7/1/31 (Pre-Refunded to 7/1/22 @ 100) (b)	100,000	105,794
Houston Util. Sys. Rev. Series 2012 D, 5% 11/15/21	100,000	102,974
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svc. Corp. Proj.) Series 2019, 5% 5/15/21	355,000	356,936
(LCRA Transmission Svcs. Corp. Proj.):
Series 2011 B, 5% 5/15/22	485,000	487,617
Series 2016, 5% 5/15/22	200,000	210,857
Series 2013, 5% 5/15/21	205,000	206,118
North Texas Tollway Auth. Rev.:
(Sub Lien) Series 2017 B, 5% 1/1/24	150,000	161,967
Series 2017 B, 5% 1/1/23	105,000	113,418
San Antonio Elec. & Gas Sys. Rev. Series 2012, 5% 2/1/22	155,000	161,109
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2013, 5% 10/1/22	200,000	214,109
Series 2014, 5% 12/1/22	220,000	237,253
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/22	100,000	105,756
Texas Gen. Oblig. Series 2015 A, 5% 10/1/21	100,000	102,394

TOTAL TEXAS		4,629,764

Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	135,000	136,563
Virginia - 0.3%
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(b)	120,000	122,506
Halifax County Indl. Dev. Auth. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 0.45%, tender 4/1/22 (a)	85,000	85,008
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	102,472

TOTAL VIRGINIA		309,986

Washington - 2.1%
Energy Northwest Elec. Rev.:
Series 2011 A, 5% 7/1/22	355,000	359,127
Series 2014 A, 5% 7/1/21	180,000	182,039
Port of Seattle Rev.:
Series 2012 A, 5% 8/1/21	105,000	106,550
Series 2015 B, 5% 3/1/24	100,000	112,748
Series 2016, 5% 2/1/25	120,000	139,416
Seattle Muni. Lt. & Pwr. Rev. Series 2014, 5% 9/1/21	100,000	101,982
Tobacco Settlement Auth. Rev.:
Series 2013, 5% 6/1/22	200,000	210,841
Series 2018, 5% 6/1/23	155,000	170,504
Washington Fed. Hwy. Grant Anticipation Rev.:
(Sr 520 Corridor Prog.) Series 2012 F, 5% 9/1/24	100,000	106,695
Series 2012 F, 5% 9/1/22	100,000	106,734
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/24	200,000	201,495
Series R 2015 E, 5% 7/1/21	235,000	237,761

TOTAL WASHINGTON		2,035,892

West Virginia - 0.5%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(b)	400,000	403,862
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	103,561

TOTAL WEST VIRGINIA		507,423

Wisconsin - 2.1%
Milwaukee County Arpt. Rev. Series 2016 E, 5% 12/1/21 (b)	150,000	154,492
Pub. Fin. Auth. Series 2020 A, 5% 1/1/22	175,000	180,906
Pub. Fin. Auth. Hosp. Rev. Series 2020 A, 5% 6/1/22	100,000	105,309
Wisconsin Gen. Oblig. Series 1:
5% 5/1/21	135,000	135,478
5% 11/1/22	175,000	188,352
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	100,000	107,497
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B, 5%, tender 6/1/21 (a)	225,000	226,693
Series 2018 B:
5%, tender 1/26/22 (a)	100,000	103,704
5%, tender 1/25/23 (a)	110,000	119,031
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 0.5%, tender 7/27/22 (a)(c)	155,000	155,287
Series 2013 B1, 4% 11/15/21	100,000	102,357
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012 B, 5% 8/15/21	495,000	503,407

TOTAL WISCONSIN		2,082,513

Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2020 3:
5% 6/1/21 (b)	230,000	231,676
5% 12/1/21 (b)	55,000	56,689

TOTAL WYOMING		288,365

TOTAL MUNICIPAL BONDS
(Cost $74,953,487)		75,216,729

Municipal Notes - 21.2%
Alabama - 0.8%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 0.25% 4/7/21, LOC Bank of America NA, VRDN (a)(b)	180,000	$180,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.12% 4/1/21, VRDN (a)(b)	550,000	550,000

TOTAL ALABAMA		730,000

Arizona - 0.4%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 10 91, 0.38% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)(f)	100,000	100,000
Maricopa County Poll. Cont. Rev. Series 2010 B, 0.14% 4/7/21, VRDN (a)	200,000	200,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series XM 08 23, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	100,000	100,000

TOTAL ARIZONA		400,000

California - 0.8%
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)(g)	200,000	200,000
Sacramento Gen. Oblig. Participating VRDN Series XG 00 67, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	100,000	100,000
Series XM 09 16, 0.19% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	110,000	110,000
Series ZM 06 42, 0.19% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 0.58% 6/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000

TOTAL CALIFORNIA		810,000

Colorado - 1.6%
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XL 00 90, 0.23% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	1,525,000	1,525,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 4/1/21, VRDN (a)(b)	300,000	300,000
Florida - 0.6%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.12% 4/1/21, VRDN (a)(b)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 08 91, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	100,000	100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XM 08 70, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	100,000	100,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 0.1% 4/1/21, VRDN (a)(b)	200,000	200,000

TOTAL FLORIDA		600,000

Georgia - 0.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 0.1% 4/1/21, VRDN (a)	200,000	200,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.12% 4/1/21, VRDN (a)(b)	500,000	500,000

TOTAL GEORGIA		700,000

Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XF 07 65, 0.17% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	200,000	200,000
Illinois - 2.1%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XL 00 49, 0.25% 4/1/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	910,000	910,000
Series XM 08 79, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Series XM 08 84, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	100,000	100,000
Series XM 09 17, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 0.3% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	520,000	520,000
Metropolitan Pier & Exposition Participating VRDN Series XF 09 65, 0.27% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	200,000	200,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 0.26% 4/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	120,000	120,000

TOTAL ILLINOIS		2,050,000

Indiana - 0.1%
Indianapolis Local Pub. Impt. Participating VRDN Series XM 09 27, 0.12% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series XF 24 84, 0.15% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	100,000	100,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.14% 4/1/21, VRDN (a)(b)	100,000	100,000
Series 2020 B1, 0.14% 4/1/21, VRDN (a)(b)	400,000	400,000

TOTAL KENTUCKY		700,000

Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.15% 4/7/21, VRDN (a)	300,000	300,000
Maryland - 0.1%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 0.35% 4/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	180,000	180,000
Minnesota - 0.1%
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XG 01 76, 0.2% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	100,000	100,000
New Jersey - 0.5%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 0.23% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	120,000	120,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XG 02 05, 0.08% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	400,000	400,000

TOTAL NEW JERSEY		520,000

New York - 2.8%
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Participating VRDN Series ZM 06 00, 0.35% 4/7/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	100,000	100,000
New York Metropolitan Trans. Auth. Rev.:
BAN:
Series 2018 B:
5% 5/15/21	200,000	200,961
5% 5/15/21	615,000	617,955
Series 2019 D1, 5% 9/1/22	1,000,000	1,059,718
Participating VRDN Series ZF 02 18, 0.3% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 09 18, 0.15% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Series XM 08 30, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Series XM 08 80, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	100,000	100,000
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 0.27% 4/7/21, LOC RBS Citizens NA, VRDN (a)	100,000	100,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series RBC 16 ZM 0138, 0.17% 4/7/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	100,000	100,000

TOTAL NEW YORK		2,678,634

North Carolina - 0.1%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 0.2% 4/1/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	100,000	100,000
Ohio - 0.5%
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	300,000	300,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 0.12% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(e)(f)	180,000	180,000

TOTAL OHIO		480,000

Pennsylvania - 0.3%
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Philadelphia Auth. Indl. Mrf Participating VRDN Series MIZ 90 51, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	100,000	100,000

TOTAL PENNSYLVANIA		300,000

South Carolina - 1.6%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 0.29% 4/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	100,000	100,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.2% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,400,000	1,400,000

TOTAL SOUTH CAROLINA		1,500,000

Texas - 5.4%
Hurst Participating VRDN Series XF 10 94, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 0.2% 4/7/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	200,000	200,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.25% 4/7/21, VRDN (a)(b)	2,300,000	2,300,003
Series 2010 D:
0.14% 4/7/21, VRDN (a)	600,000	600,000
0.16% 4/7/21, VRDN (a)	575,000	575,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.48% 4/7/21, LOC BNP Paribas SA, VRDN (a)(b)	500,000	500,000
0.48% 4/7/21, LOC MUFG Union Bank NA, VRDN (a)(b)	500,000	500,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
Texas Gen. Oblig. Participating VRDN Series DB 80 79, 0.12% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(e)(f)	100,000	100,000
Trinity Riv Pub. Facilities Corp. Tex M Participating VRDN Series XF 10 83, 0.35% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000

TOTAL TEXAS		5,175,003

Utah - 0.3%
Salt Lake City Arpt. Rev. Participating VRDN:
Series Floaters XM 06 99, 0.35% 4/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	200,000	200,000
Series XM 08 82, 0.21% 4/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	100,000	100,000

TOTAL UTAH		300,000

Virginia - 0.3%
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series DB 80 80, 0.12% 4/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
Virginia Small Bus. Fing. Auth. Series 2004, 0.17% 4/7/21, LOC Truist Bank, VRDN (a)(b)	195,000	195,000

TOTAL VIRGINIA		295,000

Washington - 0.2%
Seattle Gen. Oblig. Participating VRDN Series DB 80 78, 0.12% 4/1/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 0.4% 5/12/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	100,000	100,000

TOTAL WASHINGTON		200,000

West Virginia - 0.1%
Putnam County W Solid Waste Dis Series 1991, 0.25% 4/1/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	100,000	100,000
TOTAL MUNICIPAL NOTES
(Cost $20,534,333)		20,543,637
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $95,487,820)		95,760,366
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,127,782
NET ASSETS - 100%		$96,888,148

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $229,337 or 0.2% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.35% 5/5/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$262
Total	$262

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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